Corporate information	12 Months Ended
Dec. 31, 2023
Corporate information
Corporate information

1.Corporate information

Metals Acquisition Limited (“MAL”, the “Company” or “we”) (formerly known as “Metals Acquisition Corp” or “MAC”), is a Company incorporated under the laws of Jersey, with limited liability. MAL was incorporated on 29 July 2022 with registered address 3rd Floor, 44 Esplanade St. Heiler, JE4 9WG, Jersey. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in the operation of the Cornish, Scottish and Australian underground copper mine (the “CSA mine”) in Australia. The principal place of business of the Company is 3rd Floor, 44 Esplanade St. Heiler, JE4 9WG, Jersey. We are an emerging growth company, as defined in the Jumpstart Our Business Startup Act of the United States.

Metals Acquisition Corp was incorporated as a Cayman Islands exempted company on 11 March 2021 for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (“Business Combination” or “Acquisition” or “initial Business Combination”). On 16 June 2023 (the “Closing Date” or “Closing” or “Acquisition Date”), the Group consummated the initial Business Combination pursuant to the Share Sale Agreement dated as of 17 March 2022 (amended on 22 November 2022), by and among MAL, MAC, MAL’s subsidiary Metals Acquisition Corp. (Australia) Pty Ltd (“MAC Australia”) and Glencore Operations Australia Pty Limited (“Glencore Operations Australia”). Pursuant to the Share Sale Agreement, MAC Australia acquired from Glencore Operations Australia 100% of the issued share capital of Cobar Management Pty Limited (“CMPL”), which owns and operates the CSA mine near Cobar, New South Wales, Australia. The Company’s sponsor was Green Mountain Metals LLC (“GMM”), a Cayman Islands limited liability company (the “Sponsor”).

Basis of presentation

On 16 June 2023, pursuant to the Share Sale Agreement, the Group had completed the acquisition of 100% of the issued share capital of CMPL. The transaction constituted the Group’s initial Business Combination.

Immediately prior to the Business Combination, MAC merged with and into MAL (the “Merger”), with MAL continuing as the surviving company. In connection with the Merger, (i) each issued and outstanding Class A Ordinary Share and Class B Ordinary Share of MAC was converted into one ordinary share of MAL (“Common Shares”) and (ii) each issued and outstanding whole warrant to purchase Class A Ordinary Shares of MAC was converted into one warrant to purchase one ordinary share of MAL at an exercise price of $11.50 per share (“Warrants”), subject to the same terms and conditions existing prior to such conversion. Upon the consummation of the initial Business Combination and other transactions contemplated by the Share Sale Agreement, trading of the Common Shares and Warrants commenced on the New York Stock Exchange (“NYSE”) under the symbols “MTAL” and “MTAL.WS”, respectively, and MAL became a publicly listed entity on 16 June 2023.

The Merger of MAC and MAL involved entities under common control in which the combining entities were ultimately controlled by the same parties, both before and after the Merger was completed. This common control transaction was accounted for using book value accounting based on the carrying values recognized in the financial statements of the combining entities. The consolidated financial statements of MAL reflect that the arrangement is in substance a continuation of the existing group.

In connection with the initial Business Combination, Glencore received cash consideration of $770,516 thousand net of a customary closing accounts adjustment of $4,484 thousand to reflect the working capital, net debt and tax liabilities of CMPL at the time of Closing, a $75,000 thousand deferred consideration payment (the “Deferred Consideration”), up to $150,000 thousand in two contingent payments subject to copper price performance (the “Contingent Copper Consideration”), a 1.5% copper only net smelter return royalty (the “Royalty Deed”) and 10,000,000 ordinary shares of the Company issued at the redemption share price of $10.00 per share. The cash consideration was funded through a combination of a 100% payable long-term silver sale-and-purchase agreement (the “Silver Stream”) with Osisko Bermuda Limited (“Osisko”) through an upfront payment of $75,000 thousand, a $205,000 thousand syndicated senior term loan facility (the “SFA”), a $135,000 thousand mezzanine facility (the “Mezz Facility”), and equity. The Company entered a Redemptions Backstop Facility with Osisko that comprises $25,000 thousand of equity and a $75,000 thousand copper-linked financing facility (the “Copper Stream”) that is fully subordinated to the SFA. The Company raised $259,517 thousand of proceeds from private equity placements (“PIPE Financing”) as partial consideration for the initial Business Combination with certain investors. PIPE Financing refers to the private placement of ordinary shares to fund a portion of the consideration for the Business Combination.

Refer Note 25 for further information on capital structure of the Company and Note 26 for further information on the initial Business Combination.